Income Taxes (Tables)	9 Months Ended
Sep. 30, 2013
Schedule of Income Tax Expense

Income tax expense was as follows:

For the Nine Months Ended September 30, 2013
Income tax expense for the period	$3,932
Initial recording of deferred tax asset	(1,760)

Income tax expense, as reported	$2,172

Effective tax rate	12.3%

Schedule of Deferred Tax Assets and Liabilities

Components of deferred tax assets and liabilities are as follows:

September 30, 2013
Deferred tax assets:
Allowance for loan losses	$4,601
NOL carryforwards from acquisitions	993
Net unrealized loss on available for sale securities	620
Acquired loan fair market value adjustments	748
Restricted stock	918
Bonus accrual	306
Other real estate owned	397
Unearned rent income	59
Nonaccrual loans	67
Other	48

8,757
Deferred tax liabilities:
Premises and equipment	(4,703)
Core deposit intangibles	(953)
Securities	(98)
FHLB stock	(64)

(5,818)

Net deferred tax asset	$2,939